Restricted Bank Deposits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Restricted Bank Deposits
30	RESTRICTED BANK DEPOSITS

	2020	2019
	RMB million	RMB million
Restricted bank deposits	12	6